SUBSEQUENT EVENTS (Details) - $ / shares	Apr. 14, 2016	Apr. 02, 2014	Nov. 12, 2012	May. 20, 2011	Nov. 19, 2010	Dec. 31, 2015
SUBSEQUENT EVENTS [Line Items]
Special cash dividend declared		$ 0.5	$ 2.3	$ 0.56	$ 2.00
Dividends record date		Apr. 14, 2014	Nov. 26, 2012	Jun. 20, 2011	Dec. 23, 2010
Super TV [Member]
SUBSEQUENT EVENTS [Line Items]
Equity interest percentage						100.00%
Subsequent event [Member]
SUBSEQUENT EVENTS [Line Items]
Special cash dividend declared	$ 0.20
Dividends record date	Apr. 29, 2016
Subsequent event [Member] | Super TV [Member]
SUBSEQUENT EVENTS [Line Items]
Equity interest percentage	90.00%
Subsequent event [Member] | Super TV [Member] | Certain executive officers and employees [Member]
SUBSEQUENT EVENTS [Line Items]
Equity interest percentage	10.00%